Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jan. 07, 2025 USD ($)	Nov. 30, 2024 USD ($) shares	Nov. 04, 2024 shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares shares	Dec. 18, 2024 shares	Sep. 30, 2024 shares	Dec. 31, 2023 ₪ / shares shares	Oct. 31, 2021 ₪ / shares shares	Dec. 31, 2016 shares
Shareholders’ Equity [Line Items]
Ordinary shares, issued												130,000,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares								₪ 0.000216			₪ 0.000216	₪ 0.000216
Ordinary shares issue value (in Dollars) | $				$ 23,000
Ordinary shares issue				11,794,873
Purchase price (in Dollars per share) | $ / shares				$ 1.95
Net of issuance costs (in Dollars) | $				$ 22,496	$ 13,787	$ 22,496
Authorized ordinary shares								165,000,000			130,000,000
Offering expenses (in Dollars) | $		$ 13,800
Ordinary shares were reserved for issuance									4,230,715
Plan expiration period					7 years
Percentage of ordinary shares outstanding								5.00%
Expected dividend yield					0.00%	0.00%	0.00%
Stock-based compensation (in Dollars) | $					$ 1,186	$ 629	$ 354
Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase		3,956,043	1
Tranche A Warrants [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares		8,250,000
Pre-funded warrants		1
Warrant to purchase of ordinary shares		1
Tranche B Warrants [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares		8,250,000	8,250,000
Pre-funded warrants		1
Warrant to purchase of ordinary shares		1
Two Thousand Sixteen Incentive Plan [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance													3,384,454
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance								4,079,427
Options vested period					4 years
Vesting period, description					The vesting period of the awards is generally four years. Generally, under the terms of the Plans, unless determined otherwise, 25% of an award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.
Two Thousand Sixteen Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Plan expiration period					10 years
Options vested period					4 years
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance								7,804,378
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized ordinary shares										165,000,000
Sale of ordinary shares			8,250,000
Ordinary shares were reserved for issuance									3,698,746
Ordinary Shares [Member] | Tranche A Warrants [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares			8,250,000
Ordinary Shares [Member] | 2021 Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance								136,101
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Underwritten public offering		4,293,957
Direct Public Offering [Member]
Shareholders’ Equity [Line Items]
Net of issuance costs (in Dollars) | $	$ 33,100